SUPPLEMENT DATED FEBRUARY 21, 2008
TO

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY
and
PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

Alger American Small Capitalization Portfolio	Alger American SmallCap Growth Portfolio

Please retain this supplement with your prospectus for future reference.

SLNY Alger 2/08